Accounts Receivable (Details) - Schedule of Concentration Analysis of Accounts Receivable	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Concentration Risk [Line Items]
Total concentration accounts receivable	100.00%	100.00%	100.00%
Customer A [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	11.00%	10.00%	23.00%
Customer B [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	21.00%	12.00%	16.00%
Customer C [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	10.00%	12.00%	14.00%
Customer D [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	23.00%	13.00%
Customer E [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable		8.00%	9.00%
Customer F [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable		13.00%	9.00%
Customer G [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable		9.00%	5.00%
Others [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable		36.00%	14.00%
Previously Reported [Member] | Customer D [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable		0.00%	10.00%
Previously Reported [Member] | Customer E [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	9.00%	5.00%
Previously Reported [Member] | Customer F [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	7.00%	9.00%
Previously Reported [Member] | Others [Member]
Concentration Risk [Line Items]
Total concentration accounts receivable	19.00%	39.00%